Note 4 - Loans - Modified in a Troubled Debt Restructuring (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of contracts		2	3
Pre-modification		$ 446,064	$ 1,620,213
Post-modification		$ 445,881	$ 1,541,568
Real Estate Portfolio Segment [Member] | Commercial [Member]
Number of contracts		1	1
Pre-modification		$ 91,280	$ 513,868
Post-modification		$ 91,097	$ 505,978
Real Estate Portfolio Segment [Member] | Residential [Member]
Number of contracts		1	2
Pre-modification		$ 354,784	$ 1,106,345
Post-modification		$ 354,784	$ 1,035,590